Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Liabilities are Measured at Fair Value

Fair value of the Group's financial liabilities that are measured at fair value on a recurring basis.

Some of the Group's financial liabilities are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial liabilities are determined (in particular, the valuation techniques and inputs used).

	Fair value as of				Significant	Relationship of
	December 31,		Fair value	Valuation technique(s) and key	unobservable	unobservable inputs
	2025	2024	hierarchy	inputs	inputs	to fair value
Financial liabilities
Maxpro public warrants assumed by Apollomics (Note 5)	115	95	Level 1	The public warrants are traded on the Nasdaq, the valuation is based on unadjusted quoted prices in active markets for identical assets or liabilities	N/A	N/A
Maxpro private warrants assumed by Apollomics, and Private warrants issued in connection with the conversion of the promissory note payable to the Maxpro Sponsor (Note 5)	7	6	Level 2	Private warrants are considered to be economically equivalent to the public warrants. As such, the valuation of the public warrants was used to value the private warrants	N/A	N/A
Penny warrants (Note 5)	2	1	Level 3	Black-Scholes model - the key inputs are: underlying share price, expected life in years, risk-free rate, expected volatility, and exercise price	N/A	N/A
Total warrant liabilities:	$124	$102
(i)
Fair value of the Group’s financial assets and financial liabilities that are measured at fair value on a recurring basis

Some of the Group’s financial assets and financial liabilities are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial assets and financial liabilities are determined (in particular, the valuation techniques and inputs used).

						Relationship of
	Fair value as of				Significant	unobservable
	December 31,		Fair value	Valuation technique(s) and key	unobservable	inputs to fair
	2025	2024	hierarchy	inputs	inputs	value
Financial liabilities
Warrants	124	102	Level 1

Public warrants and private warrants are based on the valuation of the public price of APLMW which is directly observable market (level 1) while the penny warrants are based on the underlying share price of APLM, also a directly observable market (level 1)

					N/A	N/A

Summary of Assets and Liabilities Denominated in Foreign Currencies

The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the end of each reporting period are as follows:

	Assets		Liabilities
	As of December 31,		As of December 31,
	2025	2024	2025	2024
Renminbi (“RMB”)	$1,087	$3,069	$538	$1,286
Australian Dollars (“AUD”)	1,443	1,257	1,073	949
	$2,530	$4,326	$1,611	$2,235

Summary of Sensitivity Analysis of Foreign Exchange Rate

	2025	2024	2023
Impact of RMB on loss for the year	$576	$1,872	$659
Impact of AUD on loss for the year	389	323	26

Summary of Internal Credit Risk Grading Assessment Comprises

The Group’s internal credit risk grading assessment comprises the following categories:

Internal credit rating	Description	Financial assets at amortized cost
Low risk	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL
Watch list	Debtor frequently repays after due dates but settles the amounts in full	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources	Lifetime ECL - not credit-impaired
Loss	There is evidence indicating the asset is credit-impaired	Lifetime ECL - credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery	Amount is written off

Summary of Credit Risk Exposure

	External			The Group
	credit	Internal	12-month ECL	As of December 31,
	rating	credit rating	or lifetime ECL	2025	2024
Financial assets
Deposits	N/A	Low risk	12-month ECL	$—	$14
Accounts receivable	N/A	Low risk	12-month ECL	2,305	—
Cash and cash equivalents	A3 to Aa2	N/A	12-month ECL	3,276	9,766
				$5,581	$9,780

Summary of Liquidity and Interest Risk

		On
		demand
	Weighted	or less					Total
	average	than 1	1 to 3	3 Months	1 to 2	2 to 4	undiscounted	Carrying
	interest rate	Month	Months	to 1 Year	Years	Years	cash flows	amount
	%	$	$	$	$	$	$	$
December 31, 2024
Other payables	N/A	10,768	—	—	—	—	10,768	10,768
Total		10,768	—	—	—	—	10,768	10,768
Lease liabilities	4.85	19	39	175	484	249	1,024	966
December 31, 2025
Other payables		5,970					5,970	5,970
Legal liabilities		—	—	1,000	3,000		4,000	4,000
Total		5,970	—	1,000	3,000	—	9,970	9,970
Lease liabilities	6.63		52	157	186	248	686	643